Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Long-term Debt, by Current and Noncurrent [Abstract]
Long-Term Debt
Long-Term Debt
Credit Facility
In August 2015, we entered into a loan and security agreement, which provided for a term A loan facility in the amount of $15.5 million, the proceeds of which were used to refinance the $12.0 million of borrowings outstanding under our original credit facility, and a term B loan facility in an amount between $3.5 million and $10.0 million, subject to our achievement of certain revenue milestones. Amounts outstanding under the credit facility bore interest at a fixed rate of 7.95% per annum.
In February 2017, we amended the loan and security agreement. Under the loan and security agreement, as amended, and subject to the limitation noted below, amounts outstanding under the credit facility bear interest at a floating interest rate equal to the greater of 7.95% or LIBOR plus 6.9% per annum. Upon execution of the amendment, we borrowed an additional $1.0 million under the term A loan portion of the credit facility, receiving net proceeds of $0.5 million, net of expenses, for a total of $16.5 million outstanding under the credit facility and reduced borrowings available under the term B loan facility to $9.0 million. In connection with the execution of the amendment to the loan and security agreement, we issued 29,197 ten-year warrants to purchase Series F preferred shares of stock at an exercise price of $1.37 per share.
On February 7, 2018, we borrowed an additional $8.0 million under the term B loan facility portion of the credit facility. After receipt of the $8.0 million, we had a total of $24.5 million outstanding under the credit facility, which bears interest at a floating interest rate equal to the greater of 7.95% or LIBOR plus 6.9% per annum. All amounts borrowed under the credit facility are interest-only through March 1, 2019, after which monthly payments of principal and interest are due through March 1, 2022; provided that the interest-only period will be extended to March 1, 2020 if we have revenue, measured on a trailing 12-month basis as of December 31, 2018, of at least $25.0 million, which was met during the nine months ended September 30, 2018, and, therefore, the interest-only period is extended to March 1, 2020. In connection with this borrowing, we issued 233,577 ten-year warrants to purchase Series F preferred shares of stock at an exercise price of $1.37 per share.
In addition to the principal and interest payments, under the credit facility, we are required to pay a final payment fee of 5.0% on all amounts outstanding (or 5.5% if the interest-only period has been extended to March 1, 2020), which is being accreted using the effective interest rate method over the term of the loan and security agreement and shall be due at the earlier of maturity or prepayment. Because the interest-only period has been extended, the final payment fee will be 5.5%. If we repay all the amounts borrowed under the term A loan facility on or prior to maturity, we will also be required to pay a prepayment fee equal to 1.5% if such borrowings are prepaid after February 24, 2018 but prior to February 24, 2019, and 1.00% if such borrowings are prepaid on or after February 24, 2019. Borrowings under the term B loan facility are prepayable at our option in whole, but not in part, together with all accrued and unpaid interest thereon and, if not previously made, the Final Payment, subject to a prepayment fee of 2.5% if the such borrowings are prepaid prior to February 7, 2019, 1.5% if such borrowings are prepaid on or after February 7, 2019 but prior to February 7, 2020 and 1.00% if such borrowings are on or after February 7, 2020.
The credit facility includes affirmative and restrictive covenants and events of default, including the following events of default: payment defaults, breaches of covenants, judgment defaults, cross defaults to certain other contracts, certain events with respect to governmental approvals if such events could cause a material adverse change, a material impairment in the perfection or priority of the lender's security interest or in the value of the collateral, a material adverse change in the business, operations, or condition of us or any of our subsidiaries, and a material impairment of the prospect of repayment of the loans. Upon the occurrence of an event of default, a default increase in the interest rate of an additional 5.00% could be applied to the outstanding loan balance and the lender could declare all outstanding obligations immediately due and payable and take such other actions as set forth in the loan and security agreement.
Our obligations under the credit facility are secured by a first priority security interest in substantially all of our assets, other than our intellectual property. There are no financial covenants contained in the loan and security agreement. We were in compliance with the affirmative and restrictive covenants as of September 30, 2018.
We paid debt issuance costs of $0.1 million in connection with our entry into the loan and security agreement in August 2015. The costs are being amortized over the term of the loan using the effective interest rate method. We also issued preferred stock warrants in connection with our borrowings under our credit facilities (see Note 8).
Expected future principal payments for the credit facility are as follows:

Year ending December 31:
2018 (remaining)	$—
2019	—
2020	10,208
2021	12,250
2022	2,042
Total expected future principal payments	$24,500

4. Long‑Term Debt

Credit Facility

In August 2015, the Company entered into a loan and security agreement, which provided for a term A loan facility in the amount of $15.5 million, the proceeds of which were used to refinance the $12.0 million of borrowings outstanding under the Company's original credit facility, and a term B loan facility in an amount between $3.5 million and $10.0 million, subject to the Company's achievement of certain revenue milestones. Amounts outstanding under the credit facility bore interest at a fixed rate of 7.95% per annum. The Company had $15.5 million outstanding under the credit facility as of December 31, 2015.

In February 2017, the Company amended the loan and security agreement. Under the loan and security agreement, as amended, and subject to the limitation noted below, amounts outstanding under the credit facility bear interest at a floating interest rate equal to the greater of 7.95% or LIBOR plus 6.9% per annum. Upon execution of the amendment, the Company borrowed an additional $1.0 million under the term A loan portion of the credit facility, receiving net proceeds of $0.5 million, net of expenses, for a total of $16.5 million outstanding under the credit facility and reduced borrowings available under the term B loan facility to $9.0 million.All amounts borrowed under the credit facility are interest-only through March 1, 2019, after which the Company will make monthly payments of principal and interest through February 2022; provided that the interest-only period will be extended to March 1, 2020 if the Company has revenue, measured on a trailing 12-month basis as of December 31, 2018, of at least $25.0 million. In connection with the execution of the amendment to the loan and security agreement, the Company issued 29,197 ten-year warrants to purchase Series F preferred shares of stock at an exercise price of $1.37 per share.

In addition to the principal and interest payments, under the credit facility, the Company is required to pay a final payment fee of 5.0% on all amounts outstanding, which is being accreted using the effective interest rate method over the term of the loan and security agreement and shall be due at the earlier of maturity or prepayment. If the Company repays all the amounts borrowed under the term A loan facility on or prior to maturity, the Company will also be required to pay a prepayment fee equal to 2.5% if such borrowings are prepaid prior to February 24, 2018, 1.5% if such borrowings are prepaid on or after February 24, 2018 but prior to February 24, 2019, and 1.00% if such borrowings are prepaid on or after February 24, 2019. Borrowings under the term B loan facility are prepayable at the Company's option in whole, but not in part, together with all accrued and unpaid interest thereon and, if not previously made, the Final Payment, subject to a prepayment fee of 2.5% if the such borrowings are prepaid prior to February 7, 2019, 1.5% if such borrowings are prepaid on or after February 7, 2019 but prior to February 7, 2020 and 1.00% if such borrowings are on or after February 7, 2020.

The credit facility includes affirmative and restrictive covenants and events of default, including the following events of default: payment defaults, breaches of covenants, judgment defaults, cross defaults to certain other contracts, certain events with respect to governmental approvals if such events could cause a material adverse change, a material impairment in the perfection or priority of the lender’s security interest or in the value of the collateral, a material adverse change in the business, operations, or condition of the Company or any of its subsidiaries, and a material impairment of the prospect of repayment of the loans. Upon the occurrence of an event of default, a default increase in the interest rate of an additional 5.00% could be applied to the outstanding loan balance and the lender could declare all outstanding obligations immediately due and payable and take such other actions as set forth in the loan and security agreement.

The Company's obligations under the credit facility are secured by a first priority security interest in substantially all of its assets, other than its intellectual property. There are no financial covenants contained in the loan and security agreement. The Company was in compliance with the affirmative and restrictive covenants as of December 31, 2016 and 2017.

The Company paid debt issuance costs of $72 in connection with its entry into the loan and security agreement in August 2015. The costs are being amortized over the term of the loan using the effective interest rate method. The Company also issued preferred stock warrants in connection with its borrowings under its credit facilities (see Note 7).

Expected future principal payments for the credit facility are as follows:

Year ending December 31:
2018	$—
2019	4,583
2020	5,500
2021	5,500
2022	917
$16,500